Consolidated Balance Sheet - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 79,785
Cash and cash equivalents	32,009,000	$ 4,789,000
Marketable securities	8,226,000	17,666,000
Member advances, net of allowance for unrecoverable advances of $11,995 and $12,580 as of December 31, 2021 and 2020, respectively	49,013,000	38,744,000
Prepaid income taxes	1,381,000	4,008,000
Restricted cash, current	0	83,000
Deferred issuance costs	5,131,000	0
Prepaid expenses and other current assets	4,443,000	4,062,000
Total Current Assets	100,203,000	69,352,000
Property and equipment, net	685,000	516,000
Lease right-of-use assets (related-party of $970 and $1,184 as of December 31, 2021 and 2020, respectively)	2,702,000	1,378,000
Intangible assets, net	7,849,000	4,505,000
Derivative asset on loans to stockholders	35,253,000	457,000
Debt facility commitment fee, long-term	131,000	0
Restricted cash, net of current portion	363,000	197,000
TOTAL ASSETS	147,186,000	76,405,000
Current Liabilities
Accounts payable	13,044,000	8,492,000
Accrued expenses	13,045,000	5,324,000
Line of credit	0	3,910,000
Lease liabilities, short-term (related-party of $243 and $205 as of December 31, 2021 and 2020, respectively)	1,920,000	400,000
Legal settlement accrual	3,701,000	3,201,000
Note payable	15,051,000	0
Credit facility	20,000,000	0
Convertible debt, current	695,000	0
Interest payable, convertible notes, current	25,000
Other current liabilities	1,153,000	2,853,000
Total Current Liabilities	68,634,000	24,180,000
Lease liabilities, long-term (related-party of $822 and $1,065 as of December 31, 2021 and 2020, respectively)	970,000	1,088,000
Debt facility, long-term	35,000,000	0
Warrant liabilities	3,726,000	0
Convertible debt, long-term	0	695,000
Interest payable, convertible notes	0	13,000
Other non-current liabilities	119,000	585,000
TOTAL LIABILITIES	108,449,000	26,561,000
Commitments
Convertible preferred stock, par value per share	72,173,000	72,173,000
Stockholders' Deficit
Common Stock	100	100
Treasury stock	(5,000)	(154,000)
Additional paid in capital	14,658,000	5,493,000
Loans to stockholders	(15,192,000)	(14,764,000)
Accumulated deficit	(32,897,000)	(12,904,000)
Total Stockholders' Deficit	(33,436,000)	(22,329,000)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	147,186,000	76,405,000
Revision of Prior Period, Adjustment [Member]
Current Assets
Cash	79,785
Prepaid expenses	749,808
Total Current Assets	829,593
Cash held in Trust Account	253,788,923
TOTAL ASSETS	254,618,516
Current Liabilities
Accrued expenses	5,035,963
Total Current Liabilities	5,035,963
Warrant liabilities	16,306,393
Deferred underwriting fee payable	8,881,809
TOTAL LIABILITIES	30,224,165
Commitments
Class A common stock subject to possible redemption 25,376,598 shares at redemption value of $10.00 per share	253,765,980
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Accumulated deficit	(29,372,263)
Total Stockholders' Deficit	(29,371,629)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	254,618,516
Class A [Member]
Current Liabilities
Class A common stock subject to possible redemption 25,376,598 shares at redemption value of $10.00 per share	253,765,980
Class A [Member] | Revision of Prior Period, Adjustment [Member]
Stockholders' Deficit
Common Stock	0
Class B [Member] | Revision of Prior Period, Adjustment [Member]
Stockholders' Deficit
Common Stock	634
Series A Convertible Preferred Stock [Member]
Current Liabilities
Convertible preferred stock, par value per share	9,881,000	9,881,000
Series B One Convertible Preferred Stock [Member]
Current Liabilities
Convertible preferred stock, par value per share	49,675,000	49,675,000
Series B Two Convertible Preferred Stock [Member]
Current Liabilities
Convertible preferred stock, par value per share	$ 12,617,000	$ 12,617,000